[Ameritas Life Insurance Corp. Logo]

Ameritas Life Insurance Corp.
5900 "O" Street / Lincoln, NE  68510



February 25, 2013

                                            (Transmitted via EDGAR on 2/25/2013)

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549-0102

RE:    N-SAR Filing:  Ameritas Variable Separate Account VA-2 ("Registrant"),
                      File No. 811-05192

Dear Sirs:

         We hereby submit the annual Form N-SAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,

/s/ Robert G. Lange

Robert G. Lange
Vice President, General Counsel & Assistant Secretary, Individual

Attachment

                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:        /  /      (a)
              or fiscal year ending:    12/31/12     (b)


Is this a transition report? (Y/N)             N
                                        --------

Is this an amendment to a previous filing? (Y/N)           N
                                                    --------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:   Ameritas Variable Separate Account VA-2
         B. File Number:       811-05192
         C. Telephone Number:  402-467-7894

2.       A. Street:            5900 "O" Street
         B. City:              Lincoln
         C. State:             NE
         D. Zip Code:          68510           Zip Ext:
         E. Foreign Country:                   Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)                  N
                                                             -------------------
4. Is this the last filing on this form by Registrant? (Y/N)                   N
                                                            --------------------
5. Is Registrant a small business investment company (SBIC)? (Y/N)             N
   [If answer is "Y" (Yes), complete only items 89 through 110.]----------------

6. Is Registrant a unit investment trust (UIT)? (Y/N)                          Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]---------------

For period ending  12/31/12        If filing more than one Page 50, "X" box:[ ]
File number 811-05192

123. [/] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                          $
                                               ------------------------- -------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in
         the subsequent series) ($000's omitted)                         $
                                                ------------------------ -------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)              $12,892
                                                           ------------- -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted)                                                $     0
                         ----------------------------------------------- -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                      Number of           Total Assets         Total Income
                                                       Series                ($000's           Distributions
                                                      Investing              omitted)         ($000's omitted)
A.   U.S. Treasury direct issue                                          $                     $
                                                     ----------            -----------           -----------
B.   U.S. Government agency                                              $                     $
                                                     ----------            -----------           -----------
C.   State and municipal tax-free                                        $                     $
                                                     ----------            -----------           -----------
D.   Public utility debt                                                 $                     $
                                                     ----------            -----------           -----------
E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent                                         $                     $
                                                     ----------            -----------           -----------
F.   All other corporate intermediate and
     long-term debt                                                      $                     $
                                                     ----------            -----------           -----------
G.   All other corporate short-term debt                                 $                     $
                                                     ----------            -----------           -----------
H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                                    $                     $
                                                     ----------            -----------           -----------
I.   Investment company equity securities                                $                     $
                                                     ----------            -----------           -----------
J.   All other equity securities                                         $   1,428,348         $           0
                                                     ----------            -----------           -----------
K.   Other securities                                                    $                     $
                                                     ----------            -----------           -----------
L.   Total assets of all series of registrant                            $   1,428,348         $
                                                     ----------            -----------           -----------

For period ending  12/31/12        If filing more than one Page 51, "X" box:[ ]
File number 811-05192

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                      --------------------------------------------------- ------

         [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                              ------------------------------------------- ------

         [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                       ---------------------------------- ------

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                               $12,772
                                          ------------------------------ -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____
         811-_____      811-_____     811-_____      811-_____      811-_____

133.This report is signed on behalf of the registrant (or depositor or trustee).

City of:      Lincoln        State of:  NE                        Date: 02/25/13

Name of Registrant, Depositor, or Trustee:     Ameritas Life Insurance Corp.
                                               (Depositor)

By (Name and Title):                           Witness (Name and Title):

/s/ Robert C. Barth                            /s/ Robert G. Lange
_______________________                        _________________________________
Robert C. Barth                                Robert G. Lange
Senior Vice President &                        Vice President, General Counsel &
Chief Financial Officer                        Assistant Secretary, Individual